Revenue - Summary of Movement in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of contract liabilities [line items]
Opening balance	$ 12,036	$ 3,479
Impact on offset with trade receivables and unbilled revenue	9,273	5,253
Gross opening balance	21,309	8,732
Impact on adoption of IFRS 15		64
Adjusted opening balance		8,796
Additions during the year	83,641	67,976
Revenue recognized during the year	(67,552)	(54,920)
Translation adjustments	(1,085)	(543)
Gross closing balance	36,313	21,309
Impact on offset with trade receivables and unbilled revenue	(5,960)	(9,273)
Closing balance	30,353	12,036
Payments in advance of services [member]
Disclosure of contract liabilities [line items]
Opening balance	7,179	1,107
Impact on offset with trade receivables and unbilled revenue	2,255	115
Gross opening balance	9,434	1,222
Impact on adoption of IFRS 15		64
Adjusted opening balance		1,286
Additions during the year	45,688	11,175
Revenue recognized during the year	(25,945)	(2,918)
Translation adjustments	(601)	(109)
Gross closing balance	28,576	9,434
Impact on offset with trade receivables and unbilled revenue	(2,426)	(2,255)
Closing balance	26,150	7,179
Advance billings [member]
Disclosure of contract liabilities [line items]
Opening balance	4,734	2,106
Impact on offset with trade receivables and unbilled revenue	6,379	4,345
Gross opening balance	11,113	6,451
Adjusted opening balance		6,451
Additions during the year	25,520	44,940
Revenue recognized during the year	(30,587)	(39,927)
Translation adjustments	(385)	(351)
Gross closing balance	5,661	11,113
Impact on offset with trade receivables and unbilled revenue	(1,975)	(6,379)
Closing balance	3,686	4,734
Others [member]
Disclosure of contract liabilities [line items]
Opening balance	123	266
Impact on offset with trade receivables and unbilled revenue	639	793
Gross opening balance	762	1,059
Adjusted opening balance		1,059
Additions during the year	12,433	11,861
Revenue recognized during the year	(11,020)	(12,075)
Translation adjustments	(99)	(83)
Gross closing balance	2,076	762
Impact on offset with trade receivables and unbilled revenue	(1,559)	(639)
Closing balance	$ 517	$ 123